CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Mar. 09, 2022	Mar. 08, 2022	Dec. 31, 2021	Aug. 03, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stocks, par value	$ 0.0004	$ 0.0004	$ 0.0001	$ 0.0004	$ 0.0001	$ 0.0004
Common stocks, shares authorized	450,000,000	450,000,000		450,000,000	450,000,000	450,000,000
Common stocks, shares issued	20,185,625	17,500,000	17,500,000	17,500,000		17,500,000
Common stocks, shares outstanding	20,185,625	17,500,000	17,500,000	17,500,000		17,500,000